Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
10.	Commitments and Contingencies

Legal and Regulatory Matters

In the normal course of business both in the United States and abroad, the Company and its subsidiaries are defendants in legal proceedings and are subject to government and regulatory proceedings, investigations and inquiries. The Company is involved in various pending legal proceedings arising out of the ordinary course of the Company’s business. None of these legal proceedings is expected to have a material adverse effect on the financial condition, results of operations or cash flow of the Company. With respect to these proceedings, management of the Company believes that it will either prevail, has adequate insurance coverage or has established appropriate accruals to cover potential liabilities. Legal costs related to proceedings or claims are recorded when incurred. Other costs that management estimates may be paid related to the claims are accrued when the liability is considered probable and the amount can be reasonably estimated. There can be no assurance, however, as to the ultimate outcome of any of these matters, and if all or substantially all of these legal proceedings were to be determined adverse to the Company, there could be a material adverse effect on the financial condition, results of operations or cash flow of the Company.

9.	Commitments and Contingencies

Leases

We determine whether an arrangement meets the criteria for an operating lease or a finance lease at the inception of the arrangement. We have operating leases for office space and equipment. Our leases have remaining lease terms of 1 year to 12 years, some of which include options to extend the leases for up to 10 years, and some of which include options to terminate the leases early.

Leases with an initial term of 12 months or less are not recorded on the balance sheet; we recognize lease expenses for these leases on a straight line-basis over the lease term in operating-related expenses and selling and general expenses.

Operating lease ROU assets and operating lease liabilities are recognized based on the present value of future minimum lease payments over the lease term at commencement date. Our future minimum based payments used to determine our lease liabilities include minimum based rent payments and escalations. As most of our leases do not provide an implicit rate, we use our estimated incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments.

The following table provides information on the location and amounts of our leases on our combined balance sheets as of December 31, 2025 and 2024:

(in millions)		2025	2024
Balance Sheet Location
Assets
Right of use assets	Lease right-of-use assets	$16	$20
Liabilities
Other current liabilities	Current lease liabilities	7	7
Lease liabilities – non-current	Non-current lease liabilities	11	16

Lease expense for our operating leases was $6 million for the years ended December 31, 2025, 2024 and 2023, respectively.

Supplemental information related to leases for the years ended December 31 is as follows:

(in millions)	2025	2024	2023
Cash paid for amounts included in the measurement for operating lease liabilities
Operating cash flows for operating leases	$8	$7	$7
Right of use assets obtained in exchange for lease obligations
Operating leases	—	2	—

Weighted-average remaining lease term and discount rate for our operating leases as of December 31 are as follows:

	2025	2024
Weighted-average remaining lease term (years)	4.7	4.1
Weighted-average discount rate	2.79%	2.78%

Maturities of lease liabilities for our operating leases are as follows:

(in millions)
2026	$7
2027	2
2028	2
2029	2
2030	2
2031 and beyond	4
Total undiscounted lease payments	19
Less: Imputed interest	1
Present value of lease liabilities	$18

As of December 31, 2025, the Company has certain lease agreements that have not yet commenced with total estimated future lease payments of $63 million which have been excluded from the table above. These leases are expected to begin in 2026 and continue through 2037, with lease terms ranging from 1 to 12 years.

Legal & Regulatory Matters

In the normal course of business both in the United States and abroad, the Company and its subsidiaries are defendants in legal proceedings and are subjected to government and regulatory proceedings, investigations and inquiries.

In view of the uncertainty inherent in litigation and government and regulatory enforcement matters, we cannot predict the eventual outcome of such matters or the timing of their resolution, or in most cases reasonably estimate what the eventual judgments, damages, fines, penalties or impact of activity (if any) restrictions may be. As a result, we cannot provide assurance that such outcomes will not have a material adverse effect on our combined financial condition, cash flows, business or competitive position. As litigation or the process to resolve pending matters progresses, as the case may be, we will continue to review the latest information available and assess our ability to predict the outcome of such matters and the effects, if any, on our combined financial condition, cash flows, business or competitive position, which may require that we record liabilities in the combined financial statements in future periods.